Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Securities held to maturity, fair values	$ 100,961	$ 119,481
Mortgage loans held for sale recorded at fair value	$ 166,247	$ 139,950
Preferred stock, par value (in usd per share)	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Liquidation preference (per share)	$ 10,000	$ 10,000
Preferred stock, shares issued	8,000	0
Preferred stock, shares outstanding	8,000	0
Common stock, par value (in usd per share)	$ 1	$ 1
Common stock, shares authorized	100,000,000	50,000,000
Common stock, shares issued	41,139,537	35,262,901
Common stock, shares outstanding	41,139,537	0
Treasury stock, shares	0	1,809,497